Impairments - Loan credit quality (Details) - SEK (kr) kr in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of credit risk exposure
Financial assets.	kr 294,327	kr 258,657
AAA
Disclosure of credit risk exposure
Financial assets.	101,310	78,991
AA+ to A-
Disclosure of credit risk exposure
Financial assets.	105,408	95,770
BBB+ to BBB-
Disclosure of credit risk exposure
Financial assets.	65,598	65,426
CCC to D
Disclosure of credit risk exposure
Financial assets.	49	kr 66
Gross carrying amount | Loans
Disclosure of credit risk exposure
Financial assets.	209,096
Gross carrying amount | Loans | AAA
Disclosure of credit risk exposure
Financial assets.	1,204
Gross carrying amount | Loans | AA+ to A-
Disclosure of credit risk exposure
Financial assets.	25,686
Gross carrying amount | Loans | BBB+ to BBB-
Disclosure of credit risk exposure
Financial assets.	108,450
Gross carrying amount | Loans | BB+ to BB-
Disclosure of credit risk exposure
Financial assets.	47,055
Gross carrying amount | Loans | B+ to B-
Disclosure of credit risk exposure
Financial assets.	25,103
Gross carrying amount | Loans | CCC to D
Disclosure of credit risk exposure
Financial assets.	1,598
Gross carrying amount | 12-month expected credit losses | Loans
Disclosure of credit risk exposure
Financial assets.	178,417
Gross carrying amount | 12-month expected credit losses | Loans | AAA
Disclosure of credit risk exposure
Financial assets.	1,204
Gross carrying amount | 12-month expected credit losses | Loans | AA+ to A-
Disclosure of credit risk exposure
Financial assets.	25,635
Gross carrying amount | 12-month expected credit losses | Loans | BBB+ to BBB-
Disclosure of credit risk exposure
Financial assets.	107,289
Gross carrying amount | 12-month expected credit losses | Loans | BB+ to BB-
Disclosure of credit risk exposure
Financial assets.	28,055
Gross carrying amount | 12-month expected credit losses | Loans | B+ to B-
Disclosure of credit risk exposure
Financial assets.	16,234
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans
Disclosure of credit risk exposure
Financial assets.	29,255
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans | AA+ to A-
Disclosure of credit risk exposure
Financial assets.	51
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans | BBB+ to BBB-
Disclosure of credit risk exposure
Financial assets.	1,161
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans | BB+ to BB-
Disclosure of credit risk exposure
Financial assets.	18,972
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans | B+ to B-
Disclosure of credit risk exposure
Financial assets.	8,869
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans | CCC to D
Disclosure of credit risk exposure
Financial assets.	202
Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired | Loans
Disclosure of credit risk exposure
Financial assets.	1,424
Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired | Loans | BB+ to BB-
Disclosure of credit risk exposure
Financial assets.	28
Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired | Loans | CCC to D
Disclosure of credit risk exposure
Financial assets.	kr 1,396